Note 7 - Securities Owned And Securities Sold, But Not Yet Purchased At Fair Value (Details) - Fair Value Measurements (USD $)	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Note 7 - Securities Owned And Securities Sold, But Not Yet Purchased At Fair Value (Details) - Fair Value Measurements [Line Items]
Securities owned at fair value		$ 752,000	$ 478,000
Securities sold, but not yet purchased at fair value	2,495,000	1,000	2,000
Corporate Stocks [Member] | Fair Value, Inputs, Level 1 [Member]
Note 7 - Securities Owned And Securities Sold, But Not Yet Purchased At Fair Value (Details) - Fair Value Measurements [Line Items]
Securities owned at fair value		18,000	154,000
Securities sold, but not yet purchased at fair value		1,000	2,000
Corporate Stocks [Member]
Note 7 - Securities Owned And Securities Sold, But Not Yet Purchased At Fair Value (Details) - Fair Value Measurements [Line Items]
Securities owned at fair value		18,000	154,000
Securities sold, but not yet purchased at fair value		1,000	2,000
Government Obligations [Member] | Fair Value, Inputs, Level 1 [Member]
Note 7 - Securities Owned And Securities Sold, But Not Yet Purchased At Fair Value (Details) - Fair Value Measurements [Line Items]
Securities owned at fair value		678,000	300,000
Government Obligations [Member]
Note 7 - Securities Owned And Securities Sold, But Not Yet Purchased At Fair Value (Details) - Fair Value Measurements [Line Items]
Securities owned at fair value		678,000	300,000
Restricted Stock and Warrants [Member] | Fair Value, Inputs, Level 2 [Member]
Note 7 - Securities Owned And Securities Sold, But Not Yet Purchased At Fair Value (Details) - Fair Value Measurements [Line Items]
Securities owned at fair value		56,000	24,000
Restricted Stock and Warrants [Member]
Note 7 - Securities Owned And Securities Sold, But Not Yet Purchased At Fair Value (Details) - Fair Value Measurements [Line Items]
Securities owned at fair value		56,000	24,000
Fair Value, Inputs, Level 1 [Member]
Note 7 - Securities Owned And Securities Sold, But Not Yet Purchased At Fair Value (Details) - Fair Value Measurements [Line Items]
Securities owned at fair value		696,000	454,000
Securities sold, but not yet purchased at fair value	2,072,000	1,000	2,000
Fair Value, Inputs, Level 2 [Member]
Note 7 - Securities Owned And Securities Sold, But Not Yet Purchased At Fair Value (Details) - Fair Value Measurements [Line Items]
Securities owned at fair value		56,000	24,000
Securities sold, but not yet purchased at fair value	$ 423,000